Segmented information - Segmented assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
SEGMENTED ASSETS AND LIABILITIES
Capital expenditure	$ 271.1	$ 265.9
Total assets	2,003.8	2,286.0
Total liabilities	951.5	1,496.8
Total capital expenditures	271.1	265.9
Other
SEGMENTED ASSETS AND LIABILITIES
Assets	94.8	169.5
Liabilities	443.2	431.7
Capital expenditure	0.1	0.2
Rainy River
SEGMENTED ASSETS AND LIABILITIES
Assets	985.9	1,015.4
Liabilities	361.1	357.1
Capital expenditure	131.1	120.6
New Afton
SEGMENTED ASSETS AND LIABILITIES
Assets	923.1	1,101.1
Liabilities	147.1	708.0
Capital expenditure	$ 139.9	$ 145.1